Income Taxes - Additional Information 2 (Detail) In Thousands, unless otherwise specified	0 Months Ended	12 Months Ended				0 Months Ended					12 Months Ended
	May 31, 2010 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY	Dec. 06, 2012 Dividend Declared [Member]	Nov. 15, 2010 Dividend Declared [Member]	Mar. 31, 2010 Dividend Declared [Member]	Dec. 31, 2012 Dividend Declared [Member] CNY	Dec. 31, 2010 Dividend Declared [Member] CNY	Dec. 31, 2013 Minimum [Member]	Dec. 31, 2013 Maximum [Member]
Income Tax Contingency [Line Items]
Unrecognized tax benefits if recognized that would affect effective tax rate		$ 2,369	14,342	6,024	1,150
Recognizes interest and penalties accrued		407	2,463	544	305
Unrecognized tax benefits reversed		40	241
Accrued interest and penalties		547	3,313	1,091	547
Statute of limitation period		In general, the PRC tax authorities have up to three to five years to conduct examinations of the Company's tax filings. The statue of limitation for transfer pricing issues is 10 years.	In general, the PRC tax authorities have up to three to five years to conduct examinations of the Company's tax filings. The statue of limitation for transfer pricing issues is 10 years.
Year open for examination											2011	2013
Net operating losses		815	4,936
Net operating losses expiration year											2014	2018
Provision for income taxes	0
Distribution of dividends to all ordinary shareholders						Dec. 06, 2012	Nov. 15, 2010	May 31, 2010
Dividends Payable, amount				194,526					90,000	159,901
Reversal of deferred tax liabilities arising from outside basis differences of foreign subsidiaries and VIEs			88,796
Cumulative temporary differences of investments in foreign subsidiaries		$ 50,249	304,191	175,402